Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Redeemable Common Stock [Member]	Mar. 31, 2013 Redeemable Common Stock [Member]	Dec. 31, 2012 Redeemable Common Stock [Member]	Dec. 31, 2011 Redeemable Common Stock [Member]	Dec. 31, 2013 Quoted prices in active markets Level 1 [Member]	Dec. 31, 2012 Quoted prices in active markets Level 1 [Member]	Dec. 31, 2013 Quoted prices in active markets Level 1 [Member] Redeemable Common Stock [Member]	Dec. 31, 2012 Quoted prices in active markets Level 1 [Member] Redeemable Common Stock [Member]	Dec. 31, 2013 Significant other observable inputs Level 2 [Member]	Dec. 31, 2012 Significant other observable inputs Level 2 [Member]	Dec. 31, 2013 Significant other observable inputs Level 2 [Member] Redeemable Common Stock [Member]	Dec. 31, 2012 Significant other observable inputs Level 2 [Member] Redeemable Common Stock [Member]	Dec. 31, 2013 Significant unobservable inputs Level 3 [Member]	Dec. 31, 2012 Significant unobservable inputs Level 3 [Member]	Dec. 31, 2013 Significant unobservable inputs Level 3 [Member] Redeemable Common Stock [Member]	Dec. 31, 2012 Significant unobservable inputs Level 3 [Member] Redeemable Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Put option - Series A Preferred Stock		$ 490	$ 782														$ 490	$ 782
Redeemable Common Stock					81,010	43,951	17,246	15,501											81,010	17,246
Total items measured at fair value on a recurring basis		$ 81,500	$ 18,028	$ 16,426													$ 81,500	$ 18,028